SECURED PROMISSORY NOTES - Global Ichiban Secured Promissory Notes - Additional Information (Details) - USD ($)					9 Months Ended
	Mar. 09, 2021	Dec. 18, 2020	Dec. 09, 2020	Nov. 30, 2017	Sep. 30, 2021	Jan. 01, 2021	Sep. 30, 2020
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding							$ 170,000
Debt instrument, maturity date		Dec. 18, 2025
Common Shares Issued		105,000,000,000	872,093,023
Security Agreement
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding				$ 6,400,000
Agreement entered date				Nov. 30, 2017
Global Ichiban Limited | Secured Convertible Promissory Notes
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding						$ 5,800,000
Accrued interest expense, noncurrent						$ 0
Global Ichiban Limited | Secured Convertible Promissory Notes | Security Agreement
Secured Promissory Note [Line Items]
Agreement entered date				Nov. 30, 2017
Debt instrument, maturity date					Sep. 30, 2022
Global Ichiban Limited | Secured Convertible Promissory Notes | Settlement Agreement
Secured Promissory Note [Line Items]
Agreement entered date	Mar. 09, 2021
Debt instrument, maturity date	Sep. 30, 2022
Note conversions	$ 5,800,000
Debt conversion, average lowest closing price	80.00%
Number of days period in consideration of conversion of the notes	5 days
Global Ichiban Limited | Secured Convertible Promissory Notes | Settlement Agreement | Common Stock
Secured Promissory Note [Line Items]
Common Shares Issued	168,000,000